AVAILABLE FOR SALE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2016
Investments, Debt and Equity Securities [Abstract]
Available-for-sale debt securities
Marketable securities held by the Company are debt securities and share investments considered to be available-for-sale securities.

(in thousands of $)	June 30, 2016	December 31, 2015
Amortized cost	197,606	185,148
Accumulated net unrealized (loss)/gain	(77,631)	14,446
Carrying value	119,975	199,594